DESCRIPTION OF THE PLAN AND ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN AND ACCOUNTING POLICIES

NOTE 1 — DESCRIPTION OF THE PLAN AND ACCOUNTING POLICIES

Accounting Principles

The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America.

General

The Microsoft Corporation Employee Stock Purchase Plan (the “Plan”) became effective on January 1, 2022. The Plan is intended to provide eligible employees of Microsoft Corporation (the “Company”) who wish to become shareholders of the Company a convenient method of doing so. The Plan covers substantially all employees of the Company who are considered regular employees, whose hire date is before the first business day of the three-month offering period, and whose customary employment is for more than five months in any calendar year.

Plan Administration

The administrator of the Plan (the “Plan Administrator”) is the Compensation Committee of the Board of Directors of the Company or other persons acting in this capacity pursuant to a delegation of authority from the Compensation Committee. The Plan is intended to meet the qualification standards of Section 423 of the Internal Revenue Code of 1986, pursuant to which the Plan is not subject to taxation. The Plan is not subject to the provisions of the Employee Retirement Income Security Act of 1974.

Contributions

Plan participants (“Participants”) may make contributions to the Plan through payroll deductions for the purpose of purchasing the Company’s common stock (“Shares”). Participant contributions are recorded in the period that the Participants’ payroll deductions are made. Participant contributions are not subject to vesting and are therefore fully vested at all times. Employee contributions are shown net of refunds due to withdrawals and limitations, excluding the payable to participants, on the Statements of Income and Changes in Plan Equity.

Share Purchases

Participants may elect to purchase Shares at 90% of the closing price reported on the exchange where the Shares are traded (“Fair Market Value”) on the last business day of each three-month offering period. The Plan operates with separate consecutive offering periods ending March 31, June 30, September 30, and December 31, with offering dates of April 1, July 1, October 1, and January 1, respectively. Shares are recorded as purchased on the trade date, which is the last business day of each offering period. Once Shares are settled in the subsequent period, they are distributed to each Participant’s account by the stock transfer agent.

Related Party Transactions

Participants purchased 4,894,610, 5,135,143, and 6,865,626 Shares through the Plan during the years ended December 31, 2025, 2024, and 2023, respectively. The maximum number of Shares that will be offered under the Plan is 84,809,502. As of December 31, 2025, 60,414,362 Shares were reserved for future issuance.

Withdrawals

If a Participant elects to withdraw from the Plan at any time prior to the first day of the last calendar month of a three-month offering period, or if a Participant’s employment has been terminated at any time, the Plan refunds any amounts withheld during that period back to the Participant. All such amounts are included in employee contributions, net on the Statements of Income and Changes in Plan Equity. Participant withdrawals and terminations from the Plan were not significant during any of the periods presented.

Payable to Participants

Payable to participants represents cash in Participant accounts that was contributed to the Plan in amounts greater than the cost of the maximum number of Shares allowed to be purchased in a three‑month offering period. All such amounts will be refunded to Participants from the Plan in the following offering period and are therefore not included in plan equity on the Statements of Financial Condition.

Limitations

Participants may not make contributions to the Plan exceeding 15% of their compensation for each offering period. Additionally, Participants are prohibited from purchasing more than 2,000 Shares during a three‑month offering period or purchasing Shares with an aggregate Fair Market Value in excess of $25,000 in any calendar year. During the years ended December 31, 2025, 2024, and 2023, refunds resulting from Participants who exceeded the contribution limits, inclusive of the payable to participants, were $199,195,856, $212,425,095, and $156,298,368, respectively.

Employees owning Shares representing 5% or more of the total combined voting power or value of all classes of Shares are not permitted to purchase Shares under the Plan.

Administrative Expenses

All Plan administrative expenses are paid by the Company and are not reflected in the accompanying financial statements.

Termination

The Plan shall terminate at the earliest of the following:

•
December 31, 2031;
•
the date of the filing of a Statement of Intent to Dissolve by the Company or the effective date of a merger or consolidation (except with a related company) where the Company is not the surviving corporation;
•
the date the Board of Directors of the Company acts to terminate the Plan; or
•
the date when all Shares reserved under the Plan have been purchased.

In the event of a dissolution, merger, or acquisition of the Company, the Company may permit a Participant to purchase Shares to the extent of accumulated payroll deduction funds in the Participant’s account. In the event of a termination of the Plan, the assets will be returned to the Participants.